Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit for the year, net of tax	$ 25,534	$ 46,115	$ 7,410
Adjustments for:
Depreciation and amortization	6,181	6,276	6,901
Share-based payments expense	1,278	2,032	3,751
Goodwill and Investments in equity accounted associates impairment			62,828
Income from share and put option forfeiture and cancellation		(609)
Share of loss of equity-accounted associates	7,524	515	10,121
Impairment loss on trade and loan receivables and change in fair value of loans receivable	22	5,919	29,987
Property and equipment write-off			454
Impairment of intangible assets			547
Change in fair value of share warrant obligations and other financial instruments	(913)	(10,946)	(2,767)
Change in fair value of other investments	1,698	115
Unwinding of discount on the put option liability	129	129	366
Transaction costs			104
Trade and loan receivables write-off	59	119	81
Interest income	(2,344)	(4,017)	(1,639)
Interest expense	76	61	116
Lease modification loss	6	33	(11)
Gain on acquisition of associates	(47)
Loss on sale of subsidiaries			4,969
Dividend income	(1,371)	(1,231)	(231)
Foreign exchange loss	5,186	3,395	1,020
Income tax expense	4,509	3,879	3,760
Total cash flows from operations before changes in working capital	47,527	51,785	127,767
Changes in working capital:
Decrease in deferred platform commissions	6,886	20,686	21,851
Decrease in deferred revenue	(16,938)	(42,917)	(30,242)
Decrease/(increase) in trade and other receivables	6,012	(9,880)	(4,498)
(Decrease)/increase in trade and other payables	(10,394)	(632)	2,282
Cash flows from (used in) operations	(14,434)	(32,743)	(10,607)
Income tax paid	(4,568)	(1,088)	(1,078)
Net cash flows generated from operating activities	28,525	17,954	116,082
Investing activities
Acquisition of intangible assets	(95)	(16)	(64)
Acquisition of property and equipment	(343)	(739)	(994)
Acquisition of subsidiary net of cash acquired			(54,113)
Investments in equity accounted associates	(7,524)	(515)	(17,970)
Loans granted	(601)	(1,933)	(31,659)
Proceeds from repayment of loans	472	969	746
Disposal of intangible assets and property and equipment	4
Acquisition of other investments	(63,865)	(107,159)	(67,729)
Proceeds from redemption of investments	126,156	75,484
Interest received	326	368
Dividends received	1,371	1,078
Net cash flows generated from/(used in) investing activities	55,901	(32,463)	(171,783)
Financing activities
Payments of lease liabilities	(1,591)	(1,892)	(2,013)
Proceeds from loans receivable			224
Interest on lease	(76)	(56)	(115)
Buy-back of the shares resulted from Tender offer	(33,109)
Payments from exercise of put option liability of Cubic Games Studio Ltd's previous shareholders	(10,159)
Net cash flows used in financing activities	(44,935)	(1,948)	(1,904)
Net increase/(decrease) in cash and cash equivalents for the year	39,491	(16,457)	(57,605)
Cash and cash equivalents at the beginning of the year	71,798	86,774	142,802
Effect of changes in exchange rates on cash held	(240)	1,481	1,577
Cash and cash equivalents at the end of the year	$ 111,049	$ 71,798	$ 86,774